Shareholder Report	6 Months Ended
Jun. 30, 2026 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Professionally Managed Portfolios
Entity Central Index Key	0000811030
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Institutional Class
Shareholder Report [Line Items]
Fund Name	Muzinich Dynamic Income Fund
Class Name	Institutional Class
Trading Symbol	MZCIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Muzinich Dynamic Income Fund for the period of January 1, 2026, to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.muzinichusfunds.com/literature. You can also request this information by contacting us at 1-855-MUZINICH (1-855-689-4642).
Additional Information Phone Number	1-855-MUZINICH (1-855-689-4642)
Additional Information Website	https://www.muzinichusfunds.com/literature
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional Class	$35	0.70%
[1]
Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.70%
Net Assets	$ 150,916,678
Holdings Count | $ / shares	372
Advisory Fees Paid, Amount	$ 279,877
Investment Company Portfolio Turnover	57.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$150,916,678
Number of Holdings	372
Portfolio Turnover	57%
SEC Yield (Subsidized)	4.37%
SEC Yield (Unsubsidized)	4.10%
Net Advisory Fee	$279,877

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)

Top 10 Issuers	(% of Net Assets)
First American Treasury Obligations Fund	4.6%
Oracle Corp.	1.0%
Space Exploration Technologies Corp.	0.8%
Quikrete Holdings, Inc.	0.8%
Galaxy Pipeline Assets Bidco Ltd.	0.8%
SoftBank Group Corp.	0.8%
Erste Group Bank AG	0.8%
California Buyer Ltd. / Atlantica Sustainable Infrastructure PLC	0.8%
AngloGold Ashanti Holdings PLC	0.7%
PennyMac Financial Services, Inc.	0.7%
Security Type Breakdown (% of Net Assets)*
Industry Breakdown (% of Net Assets)
[2]
Updated Prospectus Web Address	https://www.muzinichusfunds.com/literature
Supra Institutional Class
Shareholder Report [Line Items]
Fund Name	Muzinich Dynamic Income Fund
Class Name	Supra Institutional Class
Trading Symbol	MZCSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Muzinich Dynamic Income Fund for the period of January 1, 2026, to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.muzinichusfunds.com/literature. You can also request this information by contacting us at 1-855-MUZINICH (1-855-689-4642).
Additional Information Phone Number	1-855-MUZINICH (1-855-689-4642)
Additional Information Website	https://www.muzinichusfunds.com/literature
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Supra Institutional Class	$29	0.59%
[3]
Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.59%
Net Assets	$ 150,916,678
Holdings Count | $ / shares	372
Advisory Fees Paid, Amount	$ 279,877
Investment Company Portfolio Turnover	57.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$150,916,678
Number of Holdings	372
Portfolio Turnover	57%
SEC Yield (Subsidized)	4.46%
SEC Yield (Unsubsidized)	4.18%
Net Advisory Fee	$279,877

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)

Top 10 Issuers	(% of Net Assets)
First American Treasury Obligations Fund	4.6%
Oracle Corp.	1.0%
Space Exploration Technologies Corp.	0.8%
Quikrete Holdings, Inc.	0.8%
Galaxy Pipeline Assets Bidco Ltd.	0.8%
SoftBank Group Corp.	0.8%
Erste Group Bank AG	0.8%
California Buyer Ltd. / Atlantica Sustainable Infrastructure PLC	0.8%
AngloGold Ashanti Holdings PLC	0.7%
PennyMac Financial Services, Inc.	0.7%
Security Type Breakdown (% of Net Assets)*
Industry Breakdown (% of Net Assets)
[4]
Updated Prospectus Web Address	https://www.muzinichusfunds.com/literature
Institutional Class
Shareholder Report [Line Items]
Fund Name	Muzinich Flexible U.S. High Yield income Fund
Class Name	Institutional Class
Trading Symbol	MZHIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Muzinich Flexible U.S. High Yield income Fund for the period of January 1, 2026, to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.muzinichusfunds.com/literature. You can also request this information by contacting us at 1-855-MUZINICH (1-855-689-4642).
Additional Information Phone Number	1-855-MUZINICH (1-855-689-4642)
Additional Information Website	https://www.muzinichusfunds.com/literature
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional Class	$29	0.58%
[5]
Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.58%
Net Assets	$ 68,850,538
Holdings Count | $ / shares	339
Advisory Fees Paid, Amount	$ 60,608
Investment Company Portfolio Turnover	44.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$68,850,538
Number of Holdings	339
Portfolio Turnover	44%
SEC Yield (Subsidized)	6.23%
SEC Yield (Unsubsidized)	5.79%
Net Advisory Fee	$60,608

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)

Top 10 Issuers	(% of Net Assets)
First American Treasury Obligations Fund	2.5%
TransDigm, Inc.	1.7%
CCO Holdings LLC / CCO Holdings Capital Corp.	1.6%
Global Aircraft Leasing Co. Ltd.	1.6%
EchoStar Corp.	1.5%
Service Properties Trust	1.5%
Blackstone Mortgage Trust, Inc.	1.5%
Neptune Bidco US, Inc.	1.2%
Nissan Motor Acceptance Co. LLC	1.1%
Minerals Technologies, Inc.	1.1%
Security Type Breakdown (% of Net Assets)
Industry Breakdown (% of Net Assets)

Updated Prospectus Web Address	https://www.muzinichusfunds.com/literature
Supra Institutional Class
Shareholder Report [Line Items]
Fund Name	Muzinich Flexible U.S. High Yield income Fund
Class Name	Supra Institutional Class
Trading Symbol	MZHSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Muzinich Flexible U.S. High Yield income Fund for the period of January 1, 2026, to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.muzinichusfunds.com/literature. You can also request this information by contacting us at 1-855-MUZINICH (1-855-689-4642).
Additional Information Phone Number	1-855-MUZINICH (1-855-689-4642)
Additional Information Website	https://www.muzinichusfunds.com/literature
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Supra Institutional Class	$29	0.58%
[6]
Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.58%
Net Assets	$ 68,850,538
Holdings Count | $ / shares	339
Advisory Fees Paid, Amount	$ 60,608
Investment Company Portfolio Turnover	44.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$68,850,538
Number of Holdings	339
Portfolio Turnover	44%
SEC Yield (Subsidized)	6.23%
SEC Yield (Unsubsidized)	5.79%
Net Advisory Fee	$60,608

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)

Top 10 Issuers	(% of Net Assets)
First American Treasury Obligations Fund	2.5%
TransDigm, Inc.	1.7%
CCO Holdings LLC / CCO Holdings Capital Corp.	1.6%
Global Aircraft Leasing Co. Ltd.	1.6%
EchoStar Corp.	1.5%
Service Properties Trust	1.5%
Blackstone Mortgage Trust, Inc.	1.5%
Neptune Bidco US, Inc.	1.2%
Nissan Motor Acceptance Co. LLC	1.1%
Minerals Technologies, Inc.	1.1%
Security Type Breakdown (% of Net Assets)
Industry Breakdown (% of Net Assets)

Updated Prospectus Web Address	https://www.muzinichusfunds.com/literature
Supra Institutional Class
Shareholder Report [Line Items]
Fund Name	Muzinich Low Duration Fund
Class Name	Supra Institutional Class
Trading Symbol	MZLSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Muzinich Low Duration Fund for the period of January 1, 2026, to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.muzinichusfunds.com/literature. You can also request this information by contacting us at 1-855-MUZINICH (1-855-689-4642).
Additional Information Phone Number	1-855-MUZINICH (1-855-689-4642)
Additional Information Website	https://www.muzinichusfunds.com/literature
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Supra Institutional Class	$25	0.50%
[7]
Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.50%
Net Assets	$ 1,159,110,283
Holdings Count | $ / shares	539
Advisory Fees Paid, Amount	$ 2,091,239
Investment Company Portfolio Turnover	41.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$1,159,110,283
Number of Holdings	539
Portfolio Turnover	41%
SEC Yield (Subsidized)	3.94%
SEC Yield (Unsubsidized)	3.85%
Net Advisory Fee	$2,091,239

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)

Top 10 Issuers	(% of Net Assets)
Ford Motor Credit Co. LLC	1.9%
First American Treasury Obligations Fund	1.9%
General Motors Financial Co., Inc.	1.4%
DP World Crescent Ltd.	1.0%
Credit Agricole SA	1.0%
Oracle Corp.	0.9%
Deutsche Bank AG	0.9%
ING Groep NV	0.8%
BNP Paribas SA	0.8%
International Distribution Services PLC	0.8%
Security Type Breakdown (% of Net Assets)

Industry Breakdown	(% of Net Assets)
Banking	17.7%
Automotive & Auto Parts	10.3%
Diversified Financial Services	9.0%
Homebuilders/Real Estate	7.0%
Technology	4.6%
Telecommunications	4.1%
Collaterised Debt Obligation	3.8%
Transportation Excluding Air/Rail	3.7%
Healthcare	3.2%
Cash & Other	36.6%

Updated Prospectus Web Address	https://www.muzinichusfunds.com/literature

[1]
*	Annualized

[2]
*	Percentages that show 0.0% represent less than 0.05% of net assets.

[3]
*	Annualized

[4]
*	Percentages that show 0.0% represent less than 0.05% of net assets.

[5]
*	Annualized

[6]
*	Annualized

[7]
*	Annualized